Loss per share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Loss per share
Note 21 - Loss per share

The following is a reconciliation of the basic and diluted loss per share computation:

	For the year ended December 31,
	2017	2016	2015

Net loss for earnings per share	$(11,214)	$(5,047)	$(2,418)

Weighted average shares used in diluted computation - basic and diluted	11,341,629	7,422,208	4,400,298

Loss per share – basic and diluted	(0.99)	(0.68)	(0.55)

As of December 31, 2017, 2016 and 2015, all the Company’s outstanding warrants and convertible notes were excluded from the diluted loss per share calculation as they were anti-dilutive.